Average Annual Total Returns - FidelityRealEstateHighIncomeFund-PRO - FidelityRealEstateHighIncomeFund-PRO - Fidelity Real Estate High Income Fund	Jan. 29, 2024
Fidelity Real Estate High Income Fund | Return Before Taxes
Average Annual Return:
Past 1 year	0.59%
Past 5 years	0.42%
Past 10 years	2.52%
Fidelity Real Estate High Income Fund | After Taxes on Distributions
Average Annual Return:
Past 1 year	(1.81%)
Past 5 years	(1.36%)
Past 10 years	0.49%
Fidelity Real Estate High Income Fund | After Taxes on Distributions and Sales
Average Annual Return:
Past 1 year	0.33%
Past 5 years	(0.33%)
Past 10 years	1.09%
LB282
Average Annual Return:
Past 1 year	3.63%
Past 5 years	1.14%
Past 10 years	2.21%